NON-CANCELABLE MATERIAL PURCHASE OBLIGATIONS (Tables)	6 Months Ended
Jun. 30, 2024
Non Cancelable Material Purchase Obligations [Abstract]
Schedule of Future Payments Under Non-Cancelable Material Purchase Obligations
2024	28,978
2025	54,681
2026	60,326
2027	48,750

$192,735